Fair value measurements - Financial assets and liabilities measured at fair value on recurring basis (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Assets
Derivative assets	$ 143,460	$ 130,614
Liabilities
Derivative liabilities	9,866	80,840
Recurring
Assets
Derivative assets	143,460	130,614
Investments, at fair value	75,722	84,130
Liabilities
Derivative liabilities	9,866	80,840
Recurring | Level 1
Assets
Derivative assets	0	0
Investments, at fair value	64,985	72,540
Liabilities
Derivative liabilities	0	0
Recurring | Level 2
Assets
Derivative assets	143,460	130,614
Investments, at fair value	0	0
Liabilities
Derivative liabilities	9,866	80,840
Recurring | Level 3
Assets
Derivative assets	0	0
Investments, at fair value	10,737	11,590
Liabilities
Derivative liabilities	$ 0	$ 0